Share-based payments - 2021 Executive Director Liquidity and Price Target Options (Details) - 2021 Executive Director Liquidity and Price Target Options			12 Months Ended
	Jan. 20, 2021 shares $ / shares	Jan. 20, 2021 shares $ / shares	Jun. 30, 2024
Share-based payments [Abstract]
Expiration date of share based payment arrangement grants			Dec. 20, 2025
Entities Controlled by Daniel Roberts
Share-based payments [Abstract]
Granted during the year (in shares)	1,000,000	1,000,000
Exercise price (in dollars per share) | (per share)	$ 3.868	$ 5.005
Entities Controlled by William Roberts
Share-based payments [Abstract]
Granted during the year (in shares)	1,000,000	1,000,000
Exercise price (in dollars per share) | (per share)	$ 3.868	$ 5.005